Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 580	$ 748	$ 329
Reserves for future policy benefits and claims	24,182	21,360	17,984
Net earned premiums	23	26	31
Net investment income	1,139	1,038	970
Benefits, claims, losses and settlement expenses	674	556	556
Amortization of deferred policy acquisition costs	161	147	169
Other operating expenses	110	120	104
Annuity [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	553	717	292
Reserves for future policy benefits and claims	23,492	20,658	17,308
Net investment income	1,120	1,017	950
Benefits, claims, losses and settlement expenses	641	522	523
Amortization of deferred policy acquisition costs	156	142	161
Other operating expenses	99	110	91
Run-off Life [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	27	31	37
Reserves for future policy benefits and claims	690	702	676
Net earned premiums	23	26	31
Net investment income	19	21	20
Benefits, claims, losses and settlement expenses	33	34	33
Amortization of deferred policy acquisition costs	5	5	8
Other operating expenses	$ 11	$ 10	$ 13